John Hancock

John Hancock Place Post Office Box 111 Boston, Massachusetts 02117 (617) 572-0320 E-email:pminella@jhancock.com Paula J. Minella Assistant Vice President and Senior Counsel

VIA EDGAR

December 19, 2017

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Attention: Filing Room

RE	John Hancock Life Insurance Company of New York

John Hancock Life Insurance Company of Separate Account B

“Protection Variable Universal Life 2017”

File Nos. 811-8329 and 333-221236

Dear Sir/Madam:

Pursuant to rule 497(j) and in lieu of filing under paragraph (c) of Rule 497, we hereby certify respecting the above-captioned registration statement on Form N-6 that:

(1)	the form of prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent amendment to the registration statement, and

(2)	the text of the most recent amendment to the registration statement has been filed electronically.

Sincerely,

/S/ Paula J. Minella